CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Services	$ 940,433	$ 688,826	$ 536,491
Operating Expenses:
Cost of services sold	670,364	472,118	348,243
Office and general expenses	218,579	151,016	131,308
Depreciation and amortization	40,224	34,158	34,224
Costs and Expenses, Total	929,167	657,292	513,775
Operating Profit	11,266	31,534	22,716
Other Income (Expenses)
Gain (loss) on sale of assets and other	116	381	(91)
Foreign exchange gain (loss)	(1,677)	69	(1,956)
Interest expense and finance charges	(41,922)	(33,487)	(22,098)
Interest income	206	295	452
Nonoperating Income (Expense), Total	(43,277)	(32,742)	(23,693)
Loss from continuing operations before income taxes and equity in affiliates	(32,011)	(1,208)	(977)
Income tax expense (recovery)	41,735	(165)	8,536
Loss from continuing operations before equity in affiliates	(73,746)	(1,043)	(9,513)
Equity in earnings (loss) of non-consolidated affiliates	213	866	(8)
Loss from continuing operations	(73,533)	(177)	(9,521)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes	(2,754)	(4,885)	(3,237)
Net loss	(76,287)	(5,062)	(12,758)
Net income attributable to the non-controlling interests	(8,387)	(10,378)	(5,566)
Net loss attributable to MDC Partners Inc.	(84,674)	(15,440)	(18,324)
Basic and diluted
Loss from continuing operations attributable to MDC Partners Inc. common shareholders (in dollars per share)	$ (2.81)	$ (0.38)	$ (0.55)
Discontinued operations attributable to MDC Partners Inc. common shareholders (in dollars per share)	$ (0.10)	$ (0.17)	$ (0.12)
Net loss attributable to MDC Partners Inc. common shareholders (in dollars per share)	$ (2.91)	$ (0.55)	$ (0.67)
Weighted Average Number of Common Shares Outstanding:
Basic and diluted (in shares)	29,120,373	28,161,144	27,396,463
Non cash stock based compensation expense is included in the following line items above:
Cost of services sold	1,333	4,427	4,919
Office and general expenses	22,324	12,080	10,525
Total	$ 23,657	$ 16,507	$ 15,444